Revenue (Tables)	9 Months Ended
Sep. 30, 2023
Revenue
Disaggregation of revenue

	For the nine months ended September 30,
	2022	2023
	RMB	RMB
Upfront franchise fees	27,074	35,202
Continuing franchise fees	548,527	1,016,335
Sales of hotel supplies and other products	381,964	749,615
Other transactions with the franchisees	38,412	53,241
Manachised hotels revenues	995,977	1,854,393
Room revenues	379,276	602,125
Food and beverage revenues	32,069	38,619
Others	2,675	4,280
Leased hotels revenues	414,020	645,024
Retail revenues	154,411	559,706
Others	72,402	101,626
Total	1,636,810	3,160,749

Contract balances

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Accounts receivable	152,167	164,741
Less: allowance for doubtful accounts	(19,468)	(21,295)
Accounts receivable, net	132,699	143,446

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
At the beginning of the year/period	14,731	19,468
Cumulative effect of the adoption of ASU 2016-13	—	1,371
Allowance made during the year/period	4,737	456
At the end of the year/period	19,468	21,295

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Current	8,741	8,147
Non-current	58,288	53,339
Subtotal	67,029	61,486
Less: allowance for doubtful accounts	—	(11,938)
Total contract assets	67,029	49,548

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Current	202,996	334,634
Non-current	277,841	348,476
Contract liabilities	480,837	683,110

	As of December 31,	As of September 30,
	2022	2023
	RMB	RMB
Upfront franchise fees	319,537	396,421
Advances from sales of hotel supplies and other products	92,144	165,658
Loyalty program	36,877	43,248
Others	32,279	77,783
Deferred revenue	480,837	683,110